1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation	$ 280,911	$ 50,710	$ 2,186,309	$ 202,844
Weighted average number of common shares outstanding – basic and diluted	8,805,522	7,622,393	7,764,237	7,393,695
Basic and diluted loss per common share	$ (.21)	$ (.28)	$ (.94)	$ (0.66)
Vesting of Stock Options
Stock Based Compensation			$ 2,186,309	$ 202,844
Share-based Compensation [Member]
Basic and diluted loss per common share			$ (.28)	$ (.03)